TRADING ASSETS AND LIABILITIES - Trading derivative liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Derivative liabilities	$ 962,438	$ 811,305
Forward contracts
Disclosure of financial liabilities [line items]
Derivative liabilities	815,968	591,751
Forward contracts, Foreign currency to buy
Disclosure of financial liabilities [line items]
Derivative liabilities	750,384	22,175
Forward contracts, Foreign currency to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	65,009	566,846
Forward contracts, Debt securities to buy
Disclosure of financial liabilities [line items]
Derivative liabilities	277
Forward contracts, Debt securities to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	298	2,730
Swap
Disclosure of financial liabilities [line items]
Derivative liabilities	96,481	180,758
Cross currency
Disclosure of financial liabilities [line items]
Derivative liabilities	31,808	148,378
Interest rate
Disclosure of financial liabilities [line items]
Derivative liabilities	64,673	32,380
Futures Contracts
Disclosure of financial liabilities [line items]
Derivative liabilities	52	32
Futures Contracts, Debt securities to buy
Disclosure of financial liabilities [line items]
Derivative liabilities	52	32
Options Contracts
Disclosure of financial liabilities [line items]
Derivative liabilities	49,937	38,764
Options Contracts, Foreign currency to buy
Disclosure of financial liabilities [line items]
Derivative liabilities	977
Options Contracts, Foreign currency to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	$ 48,960	$ 38,764